Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 7: LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31, 2017	December 31, 2016
Term Loan B	199,875	201,925
Less deferred finance costs, net	(2,365)	(3,342)
Total long term debt	197,510	198,583
Less unamortized discount	(996)	(1,407)
Less current portion, net of deferred finance cost	(675)	(661)
Total Long Term Debt, net of current portion and net of deferred finance costs	$195,839	$196,515

Ship Mortgage Notes:

Term Loan B: On June 18, 2015, Navios Midstream and Navios Maritime Midstream Partners Finance (US) Inc., as co-borrowers, completed the issuance of the $205,000 Term Loan B (the “Term Loan B”). The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.

The Term Loan B requires maintenance of a loan to value ratio of no greater than 0.85 to 1.0 and a minimum interest coverage ratio of at least 3.75 to 1.0, and other restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B also provides for excess cash flow prepayments and customary events of default.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Midstream’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary.

As of December 31, 2017, Navios Midstream was in compliance with the covenants set forth in the Term Loan B.

As of December 31, 2017 and 2016, a balance of $199,875 and $201,925, respectively, was outstanding under the Term Loan B. The weighted average interest rate for the years ended December 31, 2017 and 2016 was 5.70% and 5.50%, respectively.

The maturity table below reflects the principal payments of credit facilities outstanding as of December 31, 2017 for the next three years and up to the maturity of the Term Loan B are based on the repayment schedule of the respective loan facilities (as described above).

December 31, 2017
Long-Term Debt Obligations:
Year
December 31, 2018	2,050
December 31, 2019	2,050
December 31, 2020	195,775

Total	$199,875